Note 23 - Business Segments - Profit and Assets for the Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income	$ 27,349	$ 21,453	$ 20,613
Non-interest income – external customers	8,201	7,653	7,284
Intersegment interest income	0	0	0
Intersegment non-interest income	0	0	0
Interest expense	1,593	1,507	1,211
Non-interest expense	24,130	23,196	21,403
Income tax expense	4,122	1,611	4,902
Net income	6,350	2,956	7,379
Total assets	682,023	643,161	577,426
Consolidation, Eliminations [Member]
Interest income	0	0	0
Non-interest income – external customers	0	0	0
Intersegment interest income	(1)	(1)	(2)
Intersegment non-interest income	(7,358)	(3,833)	(7,824)
Interest expense	0	(1)	(2)
Non-interest expense	(210)	(204)	(180)
Income tax expense	0	0	0
Net income	(7,148)	(3,629)	(7,644)
Total assets	(81,456)	(77,152)	(75,192)
Home Federal Savings Bank [Member] | Operating Segments [Member]
Interest income	27,349	21,453	20,613
Non-interest income – external customers	8,201	7,653	7,284
Intersegment interest income	0	0	0
Intersegment non-interest income	210	204	180
Interest expense	1,004	937	1,213
Non-interest expense	23,572	22,760	20,781
Income tax expense	4,680	2,148	5,438
Net income	7,148	3,629	7,644
Total assets	681,257	642,151	576,397
Other Segments [Member] | Operating Segments [Member]
Interest income	0	0	0
Non-interest income – external customers	0	0	0
Intersegment interest income	1	1	2
Intersegment non-interest income	7,148	3,629	7,644
Interest expense	589	571	0
Non-interest expense	768	640	802
Income tax expense	(558)	(537)	(536)
Net income	6,350	2,956	7,379
Total assets	$ 82,222	$ 78,162	$ 76,221